RELATED PARTIES	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
RELATED PARTIES [Text Block]

22. RELATED PARTIES

Transactions with key management personnel

Compensation

In addition to their salaries, the Corporation also provides non-cash benefits to directors and executive officers. Directors and executive officers participate in the Corporation's share-based compensation plans (see Note 17).

Key management personnel compensation comprised the following:

In thousands of Canadian dollars	2019	2018

Short-term employee salaries and benefits	$2,260	$2,382
Share-based payments	4,119	3,232
Total compensation	$6,379	$5,614